Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic loss per share to shareholders weighted average number of shares outstanding
Years ended December 31	2021	2020	2019
Loss for the year, in thousands of $	(29,002)	(28,662)	(43,100)
Basic and diluted loss per share, in $	(0.24)	(0.34)	(0.69)

Weighted average number of shares	2021	2020	2019
Weighted average number of shares for basic and diluted loss per share	121,935,741	83,199,215	62,579,345